Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

A.	General:

The Company and its subsidiaries are assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B.	Corporate Taxation:

The Company is subject to Israeli corporate tax rate of 23% for the years ended December 31, 2025, 2024 and 2023.

The U.S. Subsidiary is subject to U.S. federal tax rate of 21% for the years ended December 31, 2025, 2024 and 2023.

The Chinese Subsidiary is subject to a progressive tax rate in China of 2.5% up to taxable income of one million RMB, 5% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2025, 2024 and 2023.

C.	Net loss carryforward:

As of December 31, 2025, the Company has an accumulated tax loss carryforward of approximately $109,159 in Israel, which may be carried forward and offset against taxable income in the future for an indefinite period.

D.	Tax assessments

The Company received final tax assessments in Israel through the year ended December 31, 2019.

E.	Income tax expense:

The Company has no current and deferred tax expenses.

F.	Cash paid for income taxes:

The Company did not pay any significant income taxes between 2023-2025.

G.	Pre tax Loss:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Local	14,792	15,187	14,652
Foreign[1]	265	131	*
Total	15,057	15,318	14,652

H.	Effective tax expense (benefit):

The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit are as follows:

	Year ended December 31,
	2025

Tax at Israel statutory rate	(3,463)	23%
Foreign tax effects	62	0%
Change in valuation allowances	3,103	(21)%
Nontaxable or nondeductible items:
Share-based compensation	290	(2)%
Others	8	0%
Effective tax rate	-
[1]	Foreign is amount related to the U.S. and China.
H.	Effective tax expense (benefit):

	Year ended December 31,	Year ended December 31,
	2024	2023
Net loss, as reported in the consolidated statements of comprehensive loss	15,318	14,652
Israeli statutory income tax rate	23%	23%
Theoretical tax benefit	3,523	3,370
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,523)	(3,370)
Income tax expense	-	-

I.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,	As of December 31,
	2025	2024

Net loss carryforward	25,147	22,032
Research and development costs	1,565	1,630
Other reserves and allowance	231	165
Total deferred tax assets	26,943	23,827
Valuation allowance	(26,943)	(23,827)
Net deferred tax asset	-	-

As of December 31, 2025, the Company has provided valuation allowances of $26,943 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.